Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	31-1188630
Plan number	006
Participant loan, current value	$ 64,321,077
Asset held for investment	$ 4,432,734,952
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Interest Bearing Cash and Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,617,101,822
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,025,877,122
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,500,040,135
Synthetic guaranteed investment contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 225,394,796
Investment, Identifier [Axis]: Cintas Corporation common stock | Cintas Corporation Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,485,881
Current Value	$ 1,595,831,272
Investment, Identifier [Axis]: Common collective trust (CCT) | T. Rowe Price 2020 Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,053,419
Current Value	$ 31,560,425
Investment, Identifier [Axis]: Common collective trust (CCT) | T. Rowe Price 2025 Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,506,111
Current Value	$ 82,426,001
Investment, Identifier [Axis]: Common collective trust (CCT) | T. Rowe Price 2030 Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,482,107
Current Value	$ 162,745,304
Investment, Identifier [Axis]: Common collective trust (CCT) | T. Rowe Price 2035 Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,779,491
Current Value	$ 190,319,330
Investment, Identifier [Axis]: Common collective trust (CCT) | T. Rowe Price 2040 Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,231,169
Current Value	$ 351,388,610
Investment, Identifier [Axis]: Common collective trust (CCT) | T. Rowe Price 2050 Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	11,294,619
Current Value	$ 505,660,109
Investment, Identifier [Axis]: Common collective trust (CCT) | T. Rowe Price 2060 Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,642,172
Current Value	$ 133,648,126
Investment, Identifier [Axis]: Common collective trust (CCT) | T. Rowe Price Retirement Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,858,999
Current Value	$ 42,292,230
Investment, Identifier [Axis]: Interest-bearing cash within the Cintas Corporation Common Stock Fund | Fifth Third Banksafe Cash Deposit Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,270,550
Investment, Identifier [Axis]: Mutual funds | Artisan Mid Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,761,650
Current Value	$ 115,188,404
Investment, Identifier [Axis]: Mutual funds | DFA Large Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,205,327
Current Value	$ 124,181,987
Investment, Identifier [Axis]: Mutual funds | Dodge & Cox Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,235,861
Current Value	$ 41,613,166
Investment, Identifier [Axis]: Mutual funds | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,134,718
Current Value	$ 269,745,266
Investment, Identifier [Axis]: Mutual funds | Fidelity Advisor International Capital Appreciation Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,355,274
Current Value	$ 84,766,323
Investment, Identifier [Axis]: Mutual funds | PIMCO Investment Grade Credit Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,296,852
Current Value	$ 21,131,035
Investment, Identifier [Axis]: Mutual funds | PIMCO Real Return Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,422,258
Current Value	$ 14,748,817
Investment, Identifier [Axis]: Mutual funds | Vanguard Russell 1000 Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	258,713
Current Value	$ 242,302,916
Investment, Identifier [Axis]: Mutual funds | Vanguard Small Cap Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	314,557
Current Value	$ 112,199,208
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts |
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,251,681
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Met Life Tower Life 39881, variable rate funds | Fixed Income Term Fund 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	274,196
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Met Life Tower Life 39881, variable rate funds | Fixed Income Term Fund 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,092,940
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Met Life Tower Life 39881, variable rate funds | Fixed Income Term Fund 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,410,191
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Met Life Tower Life 39881, variable rate funds | Fixed Income Term Fund 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,367,452
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Met Life Tower Life 39881, variable rate funds | Fixed Income Term Fund 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,095,709
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Met Tower Life 39881 (Intermediate Core Fund) CCT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,825,675
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Met Tower Life 39881 (Loomis Sayles Intermediate Gov/Credit Fund) CCT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,071,188
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Met Tower Life 39881 (wrap contract)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,671,910
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Prudential Life Insurance Company of America (wrap contract)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	824,751
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Prudential Short Duration Gov/Credit Bond Fund CCT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,317,445
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Prudential Synthetic Wrap GA-62421, variable rate funds | Fixed Income Term Fund 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	797,532
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Prudential Synthetic Wrap GA-62421, variable rate funds | Fixed Income Term Fund 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,375,932
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Prudential Synthetic Wrap GA-62421, variable rate funds | Fixed Income Term Fund 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,028,868
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Prudential Synthetic Wrap GA-62421, variable rate funds | Fixed Income Term Fund 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,464,341
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Prudential Synthetic Wrap GA-62421, variable rate funds | Fixed Income Term Fund 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,562,235
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Voya MCA-60393 (Intermediate Core Fund) CCT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	36,658,214
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Voya MCA-60393 (Loomis Sayles Intermediate Gov/Credit Fund) CCT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,597,423
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Voya MCA-60393 (wrap contract)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,749,866
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Voya MCA-60393, variable rate funds | Fixed Income Term Fund 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	339,605
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Voya MCA-60393, variable rate funds | Fixed Income Term Fund 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,644,950
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Voya MCA-60393, variable rate funds | Fixed Income Term Fund 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,047,530
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Voya MCA-60393, variable rate funds | Fixed Income Term Fund 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,038,838
Investment, Identifier [Axis]: Synthetic guaranteed investment contracts | Voya MCA-60393, variable rate funds | Fixed Income Term Fund 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,886,324